Schedule of detailed information about restricted stock units outstanding (Details) - Restricted Stock Units [Member] - shares	9 Months Ended
	May 31, 2022	May 31, 2021
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance	490,174	402,372
Number of warrants, outstanding, Granted	100,626	330,896
Number of warrants, outstanding, Vested	(115,574)	(158,477)
Number of warrants, outstanding, Cancelled	(61,097)	(11,855)
Number of warrants, outstanding, ending balance	414,129	562,936